Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12	Stock Incentive Plan:

On
April 15, 2015,
the Company’s Board of Directors adopted the
2015
Stock Incentive Plan, or the
2015
Plan, under which the Company’s directors, officers, key employees, consultants and service providers to the Company may
be granted non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, unrestricted stock and other-equity based-related awards. One common share was reserved for issuance under the
2015
Plan, which is administered by the Compensation Committee of the Board of Directors.

On
April 15, 2015,
the Company granted and issued
one
restricted share to a nominee of Central Mare (Tankers Family Inc), a related party owned by the Lax Trust, under the
2015
Plan. The share will vest equally over a period of
eight
years from the date of grant. The fair value of each share on the grant date was
$1,962,000.

On
February 25, 2016,
the Company granted and issued
0.3
restricted common shares to Sovereign Holdings Inc, a company owned by the Lax Trust. The fair value of the Company’s share price at the time of the grant was
$504,000.
The Company recognized an expense of
$192
pursuant to this grant. This expense has been included in General and administrative expenses in the consolidated statements of comprehensive loss for the year ended
December 31, 2016.

A summary of the status of the Company's non-vested shares relating to the
2015
Plan as of
December 31, 2017
and movement during the years ended
December 31, 2016
and
2017,
is presented below:

	Non-vested Shares	Fair value
As of December 31, 2015	0.8	576,000
Vested shares on June 30, 2016	0.125	304,200
As of December 31, 2016	0.675	405,000
Vested shares on June 30, 2017	0.125	252
As of December 31, 2017	0.55	2.50

For the years ended
December 31, 2015,
2016,
and
2017
the equity compensation expense that has been charged in the consolidated statements of comprehensive loss was
$131,
$47
and $(
25
) for the Non-Employee awards, respectively. This expense has been included in Management fees-related parties in the consolidated statements of comprehensive loss for each respective year. As of
December 31, 2017
the total compensation benefit related to non vested awards is
$153
(assuming that all future share vestings under the
2015
plan would be effected at the Company’s closing stock price on
December 31, 2017,
i.e. at
$2.50
per share, here used as an estimate of the Company’s future stock price on the respective future vesting dates) and is expected to be recognized over a weighted average period of
4.5
years. The Company uses the straight-line method to recognize the cost of the awards.